FINANCING RECEIVABLES, NET - Schedule of Financing receivables (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Financing receivables	¥ 87,493,512	$ 12,323,204	¥ 134,491,986
Less: allowance for financing receivables	(57,971,477)	(8,165,112)	(60,673,961)	¥ (50,492,700)
Total financing receivables, net	¥ 29,522,035	$ 4,158,092	¥ 73,818,025